Dow Inc. Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 923	$ 1,049	$ 1,364	$ 1,439	$ (2,481)	$ 801	$ 1,360	$ 915	$ 4,775	$ 595	$ 4,404
Other comprehensive income (loss), net of tax
Unrealized losses on investments									(67)	(46)	(4)
Cumulative translation adjustments									(225)	900	(644)
Pension and other postretirement benefit plans									(40)	391	(620)
Derivative instruments									75	(14)	113
Total other comprehensive income (loss)									(257)	1,231	(1,155)
Comprehensive income									4,518	1,826	3,249
Comprehensive income attributable to noncontrolling interests, net of tax									97	172	83
Comprehensive income attributable to Dow Inc.									$ 4,421	$ 1,654	$ 3,166